Share Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,393	$ 30,386	$ 6,765	$ 3,153
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,906	17,761	3,116	1,145
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,487	12,451	3,649	2,008
Capitalized to fixed assets
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 0	$ 174	$ 0	$ 0